Adoption of New Accounting Standards - Disclosure of quantitative information about right-of-use assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets (included in Property and equipment)	$ 50,798	$ 57,288	$ 57,288
Land and Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets (included in Property and equipment)	37,018	42,194
Computer Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets (included in Property and equipment)	$ 13,780	$ 15,094